December 13, 2013

Dreyfus Institutional Cash Advantage Funds

- Dreyfus Institutional Cash Advantage Fund

Dreyfus Institutional Preferred Money Market Funds

- Dreyfus Institutional Preferred Money Market Fund

- Dreyfus Institutional Preferred Plus Money Market Fund

Dreyfus Institutional Reserves Funds

- Dreyfus Institutional Reserves Treasury Fund

- Dreyfus Institutional Reserves Treasury Prime Fund

Dreyfus Liquid Assets Fund, Inc.

Dreyfus Worldwide Dollar Money Market Fund, Inc.

Supplement to Statement of Additional Information

dated February 1, 2013, as revised or amended March 1, 2013, April 1, 2013, May 1, 2013, July 1, 2013, August 1, 2013, September 1, 2013, October 1, 2013, November 15, 2013 and December 1, 2013

The following changes will take effect as of January 13, 2014

The following supplements and supersedes any contrary information in "Investments, Investment Techniques and Risks – Money Market Funds":

Fund	U.S. Government Securities [15]	Repurchase Agreements [16]	Bank Obligations [17]	Participation Interests	Floating and Variable Rate Obligations
Dreyfus Institutional Cash Advantage Fund	√	√	√	√ (municipal securities only)	√
Dreyfus Institutional Preferred Money Market Fund	√	√	√	√ (municipal securities only)	√
Dreyfus Institutional Preferred Plus Money Market Fund	√	√	√	√ (municipal securities only)	√
Dreyfus Institutional Reserves Treasury Fund	√	√ [18]			√
Dreyfus Institutional Reserves Treasury Prime Fund	√				√
Dreyfus Liquid Assets	√	√	√	√ (municipal securities only)	√

[15]     Dreyfus Institutional Reserves Treasury Fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. Government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. Government.

Dreyfus Institutional Reserves Treasury Prime Fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. Government.

[16]     Except with respect to Dreyfus Institutional Reserves Treasury Fund, these repurchase agreements may be collateralized by securities other than U.S. Government securities, such as corporate bonds, asset-backed securities and privately-issued mortgage-related securities, of investment grade or below investment grade credit quality ("credit collateral").

[17]     Normally, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Preferred Money Market Fund, Dreyfus Institutional Preferred Plus Money Market Fund, Dreyfus Liquid Assets and Dreyfus Worldwide Dollar Money Market Fund each invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

[18]     These repurchase agreements must be collateralized by U.S. Treasury securities, except that up to 20% of the fund's net assets may consist of repurchase agreements collateralized by other securities issued or guaranteed as to principal and interest by the U.S. Government.

Fund	Asset-Backed Securities	Commercial Paper	Investment Companies	Municipal Securities	Foreign Securities [19]
Dreyfus Institutional Cash Advantage Fund	√	√	√	√ (up to 25% of assets)	√
Dreyfus Institutional Preferred Money Market Fund	√	√	√	√ (up to 25% of assets)	√
Dreyfus Institutional Preferred Plus Money Market Fund	√	√	√	√ (up to 25% of assets)	√
Dreyfus Liquid Assets	√	√	√	√ (up to 25% of assets)	√
Dreyfus Worldwide Dollar Money Market Fund	√	√	√	√ (up to 25% of assets)	√

[19]     Dreyfus Institutional Preferred Money Market Fund may invest only in securities issued by foreign branches of domestic banks, domestic and foreign branches of foreign banks and commercial paper issued by foreign issuers.

Fund	Illiquid Securities	Borrowing Money [20]	Reverse Repurchase Agreements	Forward Commitments	Interfund Borrowing and Lending Program	Lending Portfolio Securities [21]
Dreyfus Institutional Reserves Treasury Fund		√	√	√	√	√
Dreyfus Liquid Assets	√	√	√		√

Additionally, item 9 under the heading "Nonfundamental Policies" in the section of the Statement of Additional Information entitled "Investment Restrictions" is deleted in its entirety.

 [20] Dreyfus Institutional Preferred Money Market Fund, Dreyfus Institutional Preferred Plus Money Market Fund Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund, Dreyfus Institutional Reserves Treasury Prime Fund, Dreyfus Liquid Assets and Dreyfus Worldwide Dollar Money Market Fund each currently intends to borrow for temporary or emergency (not leveraging) purposes.  However, Dreyfus Institutional Preferred Money Market Fund, Dreyfus Institutional Preferred Plus Money Market Fund, Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Reserves Money Fund, each may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements.

[21]  Other than pursuant to the Interfund Borrowing and Lending Program.